FORM 12b-25

             Notification of Late Filing

               SEC File Number: 00054787

               CUSIP Number:   --

(Check One)

[ xx  ]  Form 10-K

[     ]  Form 20-F

[     ]  Form 10-Q

[     ]  Form N-SAR

For Period Ended:  December 31, 2012

[  ]  Transition Report on Form 10-K

[  ]  Transition Report on Form 20-F

[  ]  Transition Report on Form 11-K

[  ]  Transition Report on Form 10-Q

[  ]  Transition Report on Form N-SAR

For the Transition Period Ended:

________________________________________________

Read Attached Instruction Sheet Before Preparing Form.

Please Print or Type.

Nothing in this Form shall be construed to imply

that the Commission has verified any information

contained herein.

_____________________________________________

If the notification relates to a portion of the

filing checked above, identify the Item(s) to which

the notification relates:

_____________________________________________

PART I -- REGISTRANT INFORMATION

Full Name of Registrant:  Vanport Acquisition I, Corp.

Address of Principal Executive Office:

       4400 MacArthur Blvd, Suite 970

         Newport Beach, CA 92660

 Telephone:

(949) 769-8905

_________________________________

PART II -- RULES 12b-25(b) and (c)

If the subject report could not be filed without unreasonable effort expense and the registrant seeks relief pursuant to

Rule 12b-25(b), the following should be completed.

                     (Check box if appropriate):

X    (a)  The reason described in reasonable detail in

          Part III of this form could not be eliminated

          without unreasonable effort or expense;

X    (b)  The subject annual report, semi-annual report,

          transition report on Form 10-K, Form 20-F, 11-K

          or Form N-SAR, or portion thereof will be filed

          on or before the fifteenth calendar day following

          the prescribed due date; or the subject quarterly

          report or transition report on Form 10-Q, or

          portion thereof will be filed on or before the

          fifth calendar day following the prescribed due

          date; and

     (c)  The accountant's statement or other exhibit

          required by Rule 12b-25(c) has been attached if

          applicable.

___________________________________________________

PART III -- NARRATIVE

State below in reasonable detail the reasons why Form 10-K

and Form 10-KSB, 20-F, 11-K, 10-Q and Form 10-QSB, N-SAR, or

the transition report or portion thereof could not be filed

within the prescribed period.

  The Company needs additional time to complete

   its reporting of the organization of the company

______________________________________________________

PART IV -- OTHER INFORMATION

(1)  Name and telephone number of person to contact in

     regard to this notification.

Gregory Wahl

(949) 769-8905

_____________________      _________________________

Name                        (Area Code) (Telephone Number)

(2)       Have all other periodic reports required under section

          13 or 15(d) of the Securities and Exchange Act of 1934

          or section 30 of the Investment Company Act of 1940

          during the preceding 12 months or for such shorter

          period that the registrant was required to file such

          report(s) been filed?  If the answer is no, identify

          report(s).

               (X) Yes    (  ) No

(3)  Is it anticipated that any significant change in

     results of operations from the corresponding period for

     the last fiscal year will be reflected by the earnings

     statements to be included in the subject report or

     portion thereof?

               (  ) Yes    (X) No

     If so, attach an explanation of the anticipated change,

both narratively and quantitatively, and, if appropriate,

state the reasons why a reasonable estimate of the results

cannot be made.

            Vanport Acquisition I, Corp.

             _________________________________

       (Name of Registrant as specified in charter)

has caused this notification to be signed on its behalf by

the undersigned thereunto duly authorized.

Date:  April 9, 2013     By:  /s/ Gregory Wahl